Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Capital Leases And Operating Leases [Line Items]
Contractually required capital lease payments, due within one year of the balance sheet date	$ 302
Contractually required capital lease payments, due within the second year from the balance sheet date	278
Contractually required capital lease payments, due within the third year from the balance sheet date	187
Contractually required capital lease payments, due within the fourth year from the balance sheet date	97
Contractually required capital lease payments, due within the fifth year from the balance sheet date	45
Contractually required capital lease payments, due after the fifth year from the balance sheet date	159
Contractually required capital lease payments	1,068
Less interest and executory costs	111
Present value of minimum lease payments	957
Less current installments	271
Long-term obligation at December 31, 2014	686
Present value of minimum lease payments	957
Contractually required operating lease payments, due within one year of the balance sheet date	2,744
Contractually required operating lease payments, due within the second year from the balance sheet date	2,486
Contractually required operating lease payments, due within the third year from the balance sheet date	2,211
Contractually required operating lease payments, due within the fourth year from the balance sheet date	1,939
Contractually required operating lease payments, due within the fifth year from the balance sheet date	1,536
Contractually required operating lease payments, due after the fifth year from the balance sheet date	7,297
Contractually required operating lease payments	$ 18,213